EMPOWER FUNDS, INC.
("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX
Empower Lifetime 2065 Fund
Institutional Class Ticker / MXHBX
Investor Class Ticker / MXHCX
Service Class Ticker / MXHDX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,231,421	Empower Bond Index Fund Institutional Class(a)	$ 43,630,050
2,897,384	Empower Core Bond Fund Institutional Class(a)	24,482,891
2,778,203	Empower Global Bond Fund Institutional Class(a)	21,364,378
1,294,055	Empower High Yield Bond Fund Institutional Class(a)	12,953,494
6,668,156	Empower Inflation-Protected Securities Fund Institutional Class(a)	60,813,582
2,768,750	Empower Multi-Sector Bond Fund Institutional Class(a)	22,842,185
2,718,773	Empower Short Duration Bond Fund Institutional Class(a)	26,208,967

TOTAL BOND MUTUAL FUNDS — 47.25% (Cost $230,185,909)		$212,295,547
EQUITY MUTUAL FUNDS
90,141	American Century Real Estate Fund Class R6	2,406,774
290,808	DFA International Real Estate Securities Portfolio Institutional Class	985,839
533,654	Empower Emerging Markets Equity Fund Institutional Class(a)	5,053,707
868,526	Empower International Growth Fund Institutional Class(a)	8,068,607
1,554,891	Empower International Index Fund Institutional Class(a)	17,352,581
1,022,337	Empower International Value Fund Institutional Class(a)	9,190,806
1,239,297	Empower Large Cap Growth Fund Institutional Class(a)	13,731,416
2,243,022	Empower Large Cap Value Fund Institutional Class(a)	15,073,111
1,498,342	Empower Mid Cap Value Fund Institutional Class(a)	12,151,555
1,140,346	Empower Real Estate Index Fund Institutional Class(a)	9,510,487
5,844,967	Empower S&P 500® Index Fund Institutional Class(a)	51,786,405
Shares		Fair Value
Equity Mutual Funds — (continued)
632,494	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 4,882,852
362,485	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	2,120,534
153,630	Empower Small Cap Growth Fund Institutional Class(a)	1,484,064
643,161	Empower Small Cap Value Fund Institutional Class(a)	4,064,776
2,257,254	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,105,689
465,917	Fidelity® Emerging Markets Index Fund Institutional Class	5,064,520
80,564	Janus Henderson Triton Fund Class N	2,064,851

TOTAL EQUITY MUTUAL FUNDS — 39.20% (Cost $174,419,924)		$176,098,574
Account Balance
FIXED INTEREST CONTRACT
61,057,523(b)	Empower of America Contract(a) 1.90%(c)	61,057,523

TOTAL FIXED INTEREST CONTRACT — 13.59% (Cost $61,057,523)		$61,057,523
TOTAL INVESTMENTS — 100.04% (Cost $465,663,356)		$449,451,644
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(180,694)
TOTAL NET ASSETS — 100.00%		$449,270,950

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,274,232	Empower Bond Index Fund Institutional Class(a)	$ 43,987,092
2,921,520	Empower Core Bond Fund Institutional Class(a)	24,686,845
2,646,663	Empower Global Bond Fund Institutional Class(a)	20,352,841
1,321,125	Empower High Yield Bond Fund Institutional Class(a)	13,224,458
5,064,228	Empower Inflation-Protected Securities Fund Institutional Class(a)	46,185,764
2,772,834	Empower Multi-Sector Bond Fund Institutional Class(a)	22,875,884
2,156,809	Empower Short Duration Bond Fund Institutional Class(a)	20,791,638

TOTAL BOND MUTUAL FUNDS — 45.29% (Cost $199,811,931)		$192,104,522
EQUITY MUTUAL FUNDS
85,390	American Century Real Estate Fund Class R6	2,279,903
288,027	DFA International Real Estate Securities Portfolio Institutional Class	976,410
600,173	Empower Emerging Markets Equity Fund Institutional Class(a)	5,683,638
948,398	Empower International Growth Fund Institutional Class(a)	8,810,614
1,690,989	Empower International Index Fund Institutional Class(a)	18,871,434
1,113,091	Empower International Value Fund Institutional Class(a)	10,006,685
1,270,266	Empower Large Cap Growth Fund Institutional Class(a)	14,074,549
2,297,865	Empower Large Cap Value Fund Institutional Class(a)	15,441,652
1,521,122	Empower Mid Cap Value Fund Institutional Class(a)	12,336,297
1,108,924	Empower Real Estate Index Fund Institutional Class(a)	9,248,424
5,989,314	Empower S&P 500® Index Fund Institutional Class(a)	53,065,323
Shares		Fair Value
Equity Mutual Funds — (continued)
646,388	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 4,990,115
414,110	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	2,422,544
175,141	Empower Small Cap Growth Fund Institutional Class(a)	1,691,865
733,645	Empower Small Cap Value Fund Institutional Class(a)	4,636,636
2,286,180	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,248,005
523,997	Fidelity® Emerging Markets Index Fund Institutional Class	5,695,843
92,369	Janus Henderson Triton Fund Class N	2,367,434

TOTAL EQUITY MUTUAL FUNDS — 43.34% (Cost $181,783,246)		$183,847,371
Account Balance
FIXED INTEREST CONTRACT
48,446,607(b)	Empower of America Contract(a) 1.90%(c)	48,446,607

TOTAL FIXED INTEREST CONTRACT — 11.42% (Cost $48,446,607)		$48,446,607
TOTAL INVESTMENTS — 100.05% (Cost $430,041,784)		$424,398,500
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(198,878)
TOTAL NET ASSETS — 100.00%		$424,199,622

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,670,839	Empower Bond Index Fund Institutional Class(a)	$ 147,374,797
9,811,543	Empower Core Bond Fund Institutional Class(a)	82,907,541
8,223,874	Empower Global Bond Fund Institutional Class(a)	63,241,592
4,317,113	Empower High Yield Bond Fund Institutional Class(a)	43,214,299
11,275,853	Empower Inflation-Protected Securities Fund Institutional Class(a)	102,835,779
9,162,396	Empower Multi-Sector Bond Fund Institutional Class(a)	75,589,764
5,536,500	Empower Short Duration Bond Fund Institutional Class(a)	53,371,860

TOTAL BOND MUTUAL FUNDS — 41.09% (Cost $599,890,777)		$568,535,632
EQUITY MUTUAL FUNDS
284,059	American Century Real Estate Fund Class R6	7,584,377
1,020,915	DFA International Real Estate Securities Portfolio Institutional Class	3,460,903
2,430,707	Empower Emerging Markets Equity Fund Institutional Class(a)	23,018,794
3,702,232	Empower International Growth Fund Institutional Class(a)	34,393,737
6,610,103	Empower International Index Fund Institutional Class(a)	73,768,753
4,356,413	Empower International Value Fund Institutional Class(a)	39,164,154
4,671,177	Empower Large Cap Growth Fund Institutional Class(a)	51,756,637
8,460,341	Empower Large Cap Value Fund Institutional Class(a)	56,853,494
5,602,461	Empower Mid Cap Value Fund Institutional Class(a)	45,435,955
3,741,054	Empower Real Estate Index Fund Institutional Class(a)	31,200,387
Shares		Fair Value
Equity Mutual Funds — (continued)
22,255,369	Empower S&P 500® Index Fund Institutional Class(a)	$ 197,182,567
2,323,341	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	17,936,190
1,656,639	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	9,691,341
711,984	Empower Small Cap Growth Fund Institutional Class(a)	6,877,767
2,980,511	Empower Small Cap Value Fund Institutional Class(a)	18,836,830
8,446,020	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,554,419
2,122,104	Fidelity® Emerging Markets Index Fund Institutional Class	23,067,268
376,000	Janus Henderson Triton Fund Class N	9,636,873

TOTAL EQUITY MUTUAL FUNDS — 49.97% (Cost $698,994,832)		$691,420,446
Account Balance
FIXED INTEREST CONTRACT
124,215,203(b)	Empower of America Contract(a) 1.90%(c)	124,215,203

TOTAL FIXED INTEREST CONTRACT — 8.98% (Cost $124,215,203)		$124,215,203
TOTAL INVESTMENTS — 100.04% (Cost $1,423,100,812)		$1,384,171,281
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(583,729)
TOTAL NET ASSETS — 100.00%		$1,383,587,552

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
9,891,340	Empower Bond Index Fund Institutional Class(a)	$ 82,493,772
5,487,882	Empower Core Bond Fund Institutional Class(a)	46,372,601
4,267,735	Empower Global Bond Fund Institutional Class(a)	32,818,882
2,338,778	Empower High Yield Bond Fund Institutional Class(a)	23,411,166
3,868,856	Empower Inflation-Protected Securities Fund Institutional Class(a)	35,283,964
5,051,285	Empower Multi-Sector Bond Fund Institutional Class(a)	41,673,103
2,286,217	Empower Short Duration Bond Fund Institutional Class(a)	22,039,128

TOTAL BOND MUTUAL FUNDS — 35.06% (Cost $287,912,960)		$284,092,616
EQUITY MUTUAL FUNDS
169,616	American Century Real Estate Fund Class R6	4,528,737
623,296	DFA International Real Estate Securities Portfolio Institutional Class	2,112,973
1,794,496	Empower Emerging Markets Equity Fund Institutional Class(a)	16,993,876
2,654,182	Empower International Growth Fund Institutional Class(a)	24,657,354
4,729,772	Empower International Index Fund Institutional Class(a)	52,784,261
3,120,642	Empower International Value Fund Institutional Class(a)	28,054,575
3,156,861	Empower Large Cap Growth Fund Institutional Class(a)	34,978,025
5,707,530	Empower Large Cap Value Fund Institutional Class(a)	38,354,603
3,770,264	Empower Mid Cap Value Fund Institutional Class(a)	30,576,841
2,245,473	Empower Real Estate Index Fund Institutional Class(a)	18,727,241
Shares		Fair Value
Equity Mutual Funds — (continued)
15,034,573	Empower S&P 500® Index Fund Institutional Class(a)	$133,206,320
1,550,208	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	11,967,607
1,205,436	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,051,801
532,699	Empower Small Cap Growth Fund Institutional Class(a)	5,145,868
2,219,007	Empower Small Cap Value Fund Institutional Class(a)	14,024,124
5,678,139	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,936,445
1,566,619	Fidelity® Emerging Markets Index Fund Institutional Class	17,029,152
279,829	Janus Henderson Triton Fund Class N	7,172,014

TOTAL EQUITY MUTUAL FUNDS — 58.65% (Cost $477,706,104)		$475,301,817
Account Balance
FIXED INTEREST CONTRACT
51,264,843(b)	Empower of America Contract(a) 1.90%(c)	51,264,843

TOTAL FIXED INTEREST CONTRACT — 6.32% (Cost $51,264,843)		$51,264,843
TOTAL INVESTMENTS — 100.03% (Cost $816,883,907)		$810,659,276
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(277,970)
TOTAL NET ASSETS — 100.00%		$810,381,306

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,460,890	Empower Bond Index Fund Institutional Class(a)	$ 128,943,824
8,553,498	Empower Core Bond Fund Institutional Class(a)	72,277,055
6,448,111	Empower Global Bond Fund Institutional Class(a)	49,585,970
3,635,151	Empower High Yield Bond Fund Institutional Class(a)	36,387,863
3,581,030	Empower Inflation-Protected Securities Fund Institutional Class(a)	32,658,994
7,823,354	Empower Multi-Sector Bond Fund Institutional Class(a)	64,542,674
2,772,030	Empower Short Duration Bond Fund Institutional Class(a)	26,722,366

TOTAL BOND MUTUAL FUNDS — 26.46% (Cost $427,539,429)		$411,118,746
EQUITY MUTUAL FUNDS
332,169	American Century Real Estate Fund Class R6	8,868,911
1,289,461	DFA International Real Estate Securities Portfolio Institutional Class	4,371,272
4,364,498	Empower Emerging Markets Equity Fund Institutional Class(a)	41,331,795
6,252,581	Empower International Growth Fund Institutional Class(a)	58,086,482
11,158,379	Empower International Index Fund Institutional Class(a)	124,527,507
7,350,951	Empower International Value Fund Institutional Class(a)	66,085,047
7,048,766	Empower Large Cap Growth Fund Institutional Class(a)	78,100,328
12,748,157	Empower Large Cap Value Fund Institutional Class(a)	85,667,612
8,367,116	Empower Mid Cap Value Fund Institutional Class(a)	67,857,307
4,430,732	Empower Real Estate Index Fund Institutional Class(a)	36,952,304
Shares		Fair Value
Equity Mutual Funds — (continued)
33,699,014	Empower S&P 500® Index Fund Institutional Class(a)	$ 298,573,262
3,437,047	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	26,534,004
2,896,560	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	16,944,878
1,292,123	Empower Small Cap Growth Fund Institutional Class(a)	12,481,909
5,387,722	Empower Small Cap Value Fund Institutional Class(a)	34,050,404
12,584,959	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	61,918,000
3,810,314	Fidelity® Emerging Markets Index Fund Institutional Class	41,418,112
675,495	Janus Henderson Triton Fund Class N	17,312,940

TOTAL EQUITY MUTUAL FUNDS — 69.58% (Cost $1,101,355,060)		$1,081,082,074
Account Balance
FIXED INTEREST CONTRACT
62,137,701(b)	Empower of America Contract(a) 1.90%(c)	62,137,701

TOTAL FIXED INTEREST CONTRACT — 4.00% (Cost $62,137,701)		$62,137,701
TOTAL INVESTMENTS — 100.04% (Cost $1,591,032,190)		$1,554,338,521
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(588,877)
TOTAL NET ASSETS — 100.00%		$1,553,749,644

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,303,888	Empower Bond Index Fund Institutional Class(a)	$ 35,894,425
2,383,239	Empower Core Bond Fund Institutional Class(a)	20,138,370
1,761,109	Empower Global Bond Fund Institutional Class(a)	13,542,929
1,018,154	Empower High Yield Bond Fund Institutional Class(a)	10,191,722
526,771	Empower Inflation-Protected Securities Fund Institutional Class(a)	4,804,154
2,173,578	Empower Multi-Sector Bond Fund Institutional Class(a)	17,932,021
590,701	Empower Short Duration Bond Fund Institutional Class(a)	5,694,359

TOTAL BOND MUTUAL FUNDS — 17.84% (Cost $107,865,866)		$108,197,980
EQUITY MUTUAL FUNDS
129,889	American Century Real Estate Fund Class R6	3,468,028
540,873	DFA International Real Estate Securities Portfolio Institutional Class	1,833,560
2,091,397	Empower Emerging Markets Equity Fund Institutional Class(a)	19,805,530
2,903,842	Empower International Growth Fund Institutional Class(a)	26,976,696
5,181,429	Empower International Index Fund Institutional Class(a)	57,824,748
3,413,007	Empower International Value Fund Institutional Class(a)	30,682,930
3,098,585	Empower Large Cap Growth Fund Institutional Class(a)	34,332,320
5,602,253	Empower Large Cap Value Fund Institutional Class(a)	37,647,143
3,644,803	Empower Mid Cap Value Fund Institutional Class(a)	29,559,350
1,778,689	Empower Real Estate Index Fund Institutional Class(a)	14,834,263
Shares		Fair Value
Equity Mutual Funds — (continued)
14,804,710	Empower S&P 500® Index Fund Institutional Class(a)	$131,169,727
1,516,330	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	11,706,070
1,391,484	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	8,140,181
616,801	Empower Small Cap Growth Fund Institutional Class(a)	5,958,299
2,557,283	Empower Small Cap Value Fund Institutional Class(a)	16,162,028
5,496,023	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,040,431
1,825,857	Fidelity® Emerging Markets Index Fund Institutional Class	19,847,068
322,897	Janus Henderson Triton Fund Class N	8,275,855

TOTAL EQUITY MUTUAL FUNDS — 80.00% (Cost $488,894,029)		$485,264,227
Account Balance
FIXED INTEREST CONTRACT
13,334,600(b)	Empower of America Contract(a) 1.90%(c)	13,334,600

TOTAL FIXED INTEREST CONTRACT — 2.20% (Cost $13,334,600)		$13,334,600
TOTAL INVESTMENTS — 100.04% (Cost $610,094,495)		$606,796,807
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(228,758)
TOTAL NET ASSETS — 100.00%		$606,568,049

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,592,387	Empower Bond Index Fund Institutional Class(a)	$ 46,640,510
3,103,602	Empower Core Bond Fund Institutional Class(a)	26,225,437
2,237,975	Empower Global Bond Fund Institutional Class(a)	17,210,028
1,335,879	Empower High Yield Bond Fund Institutional Class(a)	13,372,145
240,240	Empower Inflation-Protected Securities Fund Institutional Class(a)	2,190,987
2,840,119	Empower Multi-Sector Bond Fund Institutional Class(a)	23,430,984
545,175	Empower Short Duration Bond Fund Institutional Class(a)	5,255,491

TOTAL BOND MUTUAL FUNDS — 12.02% (Cost $138,186,468)		$134,325,582
EQUITY MUTUAL FUNDS
244,767	American Century Real Estate Fund Class R6	6,535,288
1,034,907	DFA International Real Estate Securities Portfolio Institutional Class	3,508,334
4,450,738	Empower Emerging Markets Equity Fund Institutional Class(a)	42,148,488
5,990,950	Empower International Growth Fund Institutional Class(a)	55,655,930
10,691,223	Empower International Index Fund Institutional Class(a)	119,314,052
7,043,224	Empower International Value Fund Institutional Class(a)	63,318,584
6,062,773	Empower Large Cap Growth Fund Institutional Class(a)	67,175,529
10,964,951	Empower Large Cap Value Fund Institutional Class(a)	73,684,468
7,047,945	Empower Mid Cap Value Fund Institutional Class(a)	57,158,838
3,365,391	Empower Real Estate Index Fund Institutional Class(a)	28,067,363
Shares		Fair Value
Equity Mutual Funds — (continued)
28,841,516	Empower S&P 500® Index Fund Institutional Class(a)	$ 255,535,833
3,013,818	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	23,266,671
2,967,536	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	17,360,085
1,297,732	Empower Small Cap Growth Fund Institutional Class(a)	12,536,093
5,389,309	Empower Small Cap Value Fund Institutional Class(a)	34,060,431
10,615,504	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	52,228,280
3,885,780	Fidelity® Emerging Markets Index Fund Institutional Class	42,238,430
682,332	Janus Henderson Triton Fund Class N	17,488,165

TOTAL EQUITY MUTUAL FUNDS — 86.92% (Cost $988,259,921)		$971,280,862
Account Balance
FIXED INTEREST CONTRACT
12,307,053(b)	Empower of America Contract(a) 1.90%(c)	12,307,053

TOTAL FIXED INTEREST CONTRACT — 1.10% (Cost $12,307,053)		$12,307,053
TOTAL INVESTMENTS — 100.04% (Cost $1,138,753,442)		$1,117,913,497
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(494,234)
TOTAL NET ASSETS — 100.00%		$1,117,419,263

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,527,139	Empower Bond Index Fund Institutional Class(a)	$ 12,736,337
847,739	Empower Core Bond Fund Institutional Class(a)	7,163,398
619,442	Empower Global Bond Fund Institutional Class(a)	4,763,510
377,566	Empower High Yield Bond Fund Institutional Class(a)	3,779,436
24,512	Empower Inflation-Protected Securities Fund Institutional Class(a)	223,549
780,603	Empower Multi-Sector Bond Fund Institutional Class(a)	6,439,976
105,707	Empower Short Duration Bond Fund Institutional Class(a)	1,019,011

TOTAL BOND MUTUAL FUNDS — 8.35% (Cost $36,092,734)		$36,125,217
EQUITY MUTUAL FUNDS
96,389	American Century Real Estate Fund Class R6	2,573,592
426,288	DFA International Real Estate Securities Portfolio Institutional Class	1,445,118
1,915,222	Empower Emerging Markets Equity Fund Institutional Class(a)	18,137,157
2,496,228	Empower International Growth Fund Institutional Class(a)	23,189,963
4,459,155	Empower International Index Fund Institutional Class(a)	49,764,168
2,940,257	Empower International Value Fund Institutional Class(a)	26,432,914
2,398,263	Empower Large Cap Growth Fund Institutional Class(a)	26,572,758
4,337,429	Empower Large Cap Value Fund Institutional Class(a)	29,147,524
2,765,731	Empower Mid Cap Value Fund Institutional Class(a)	22,430,080
1,337,009	Empower Real Estate Index Fund Institutional Class(a)	11,150,659
Shares		Fair Value
Equity Mutual Funds — (continued)
11,431,707	Empower S&P 500® Index Fund Institutional Class(a)	$101,284,921
1,185,669	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	9,153,366
1,261,725	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,381,088
547,464	Empower Small Cap Growth Fund Institutional Class(a)	5,288,503
2,281,427	Empower Small Cap Value Fund Institutional Class(a)	14,418,617
4,169,499	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	20,513,937
1,672,064	Fidelity® Emerging Markets Index Fund Institutional Class	18,175,327
289,760	Janus Henderson Triton Fund Class N	7,426,553

TOTAL EQUITY MUTUAL FUNDS — 91.14% (Cost $394,067,967)		$394,486,245
Account Balance
FIXED INTEREST CONTRACT
2,386,305(b)	Empower of America Contract(a) 1.90%(c)	2,386,305

TOTAL FIXED INTEREST CONTRACT — 0.55% (Cost $2,386,305)		$2,386,305
TOTAL INVESTMENTS — 100.04% (Cost $432,547,006)		$432,997,767
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(160,794)
TOTAL NET ASSETS — 100.00%		$432,836,973

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,708,916	Empower Bond Index Fund Institutional Class(a)	$ 14,252,358
944,144	Empower Core Bond Fund Institutional Class(a)	7,978,018
720,072	Empower Global Bond Fund Institutional Class(a)	5,537,357
429,299	Empower High Yield Bond Fund Institutional Class(a)	4,297,286
868,913	Empower Multi-Sector Bond Fund Institutional Class(a)	7,168,529
88,622	Empower Short Duration Bond Fund Institutional Class(a)	854,312

TOTAL BOND MUTUAL FUNDS — 6.73% (Cost $40,637,248)		$40,087,860
EQUITY MUTUAL FUNDS
132,975	American Century Real Estate Fund Class R6	3,550,446
623,755	DFA International Real Estate Securities Portfolio Institutional Class	2,114,530
2,835,130	Empower Emerging Markets Equity Fund Institutional Class(a)	26,848,678
3,593,180	Empower International Growth Fund Institutional Class(a)	33,380,638
6,412,349	Empower International Index Fund Institutional Class(a)	71,561,816
4,224,369	Empower International Value Fund Institutional Class(a)	37,977,074
3,275,806	Empower Large Cap Growth Fund Institutional Class(a)	36,295,929
5,919,090	Empower Large Cap Value Fund Institutional Class(a)	39,776,287
3,756,573	Empower Mid Cap Value Fund Institutional Class(a)	30,465,807
1,884,935	Empower Real Estate Index Fund Institutional Class(a)	15,720,354
15,634,617	Empower S&P 500® Index Fund Institutional Class(a)	138,522,707
Shares		Fair Value
Equity Mutual Funds — (continued)
1,601,883	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 12,366,534
1,828,782	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	10,698,372
802,504	Empower Small Cap Growth Fund Institutional Class(a)	7,752,192
3,339,094	Empower Small Cap Value Fund Institutional Class(a)	21,103,073
5,657,068	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,832,776
2,475,212	Fidelity® Emerging Markets Index Fund Institutional Class	26,905,559
422,070	Janus Henderson Triton Fund Class N	10,817,640

TOTAL EQUITY MUTUAL FUNDS — 92.96% (Cost $557,324,694)		$553,690,412
Account Balance
FIXED INTEREST CONTRACT
2,069,225(b)	Empower of America Contract(a) 1.90%(c)	2,069,225

TOTAL FIXED INTEREST CONTRACT — 0.35% (Cost $2,069,225)		$2,069,225
TOTAL INVESTMENTS — 100.04% (Cost $600,031,167)		$595,847,497
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(239,019)
TOTAL NET ASSETS — 100.00%		$595,608,478

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
240,699	Empower Bond Index Fund Institutional Class(a)	$ 2,007,431
132,095	Empower Core Bond Fund Institutional Class(a)	1,116,202
106,693	Empower Global Bond Fund Institutional Class(a)	820,466
59,298	Empower High Yield Bond Fund Institutional Class(a)	593,578
121,938	Empower Multi-Sector Bond Fund Institutional Class(a)	1,005,992
11,195	Empower Short Duration Bond Fund Institutional Class(a)	107,921

TOTAL BOND MUTUAL FUNDS — 5.90% (Cost $5,609,112)		$5,651,590
EQUITY MUTUAL FUNDS
21,716	American Century Real Estate Fund Class R6	579,814
105,848	DFA International Real Estate Securities Portfolio Institutional Class	358,825
484,836	Empower Emerging Markets Equity Fund Institutional Class(a)	4,591,398
596,956	Empower International Growth Fund Institutional Class(a)	5,545,721
1,064,983	Empower International Index Fund Institutional Class(a)	11,885,211
702,438	Empower International Value Fund Institutional Class(a)	6,314,921
515,351	Empower Large Cap Growth Fund Institutional Class(a)	5,710,086
932,811	Empower Large Cap Value Fund Institutional Class(a)	6,268,491
588,411	Empower Mid Cap Value Fund Institutional Class(a)	4,772,013
310,126	Empower Real Estate Index Fund Institutional Class(a)	2,586,454
2,470,816	Empower S&P 500® Index Fund Institutional Class(a)	21,891,426
Shares		Fair Value
Equity Mutual Funds — (continued)
248,937	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 1,921,793
303,836	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	1,777,443
134,897	Empower Small Cap Growth Fund Institutional Class(a)	1,303,106
562,601	Empower Small Cap Value Fund Institutional Class(a)	3,555,640
887,564	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,366,813
423,266	Fidelity® Emerging Markets Index Fund Institutional Class	4,600,902
70,829	Janus Henderson Triton Fund Class N	1,815,357

TOTAL EQUITY MUTUAL FUNDS — 93.86% (Cost $90,959,683)		$89,845,414
Account Balance
FIXED INTEREST CONTRACT
264,166(b)	Empower of America Contract(a) 1.90%(c)	264,166

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $264,166)		$264,166
TOTAL INVESTMENTS — 100.04% (Cost $96,832,961)		$95,761,170
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(42,045)
TOTAL NET ASSETS — 100.00%		$95,719,125

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
71	Empower Bond Index Fund Institutional Class(a)	$ 592
39	Empower Core Bond Fund Institutional Class(a)	329
33	Empower Global Bond Fund Institutional Class(a)	250
18	Empower High Yield Bond Fund Institutional Class(a)	175
36	Empower Multi-Sector Bond Fund Institutional Class(a)	294
4	Empower Short Duration Bond Fund Institutional Class(a)	34

TOTAL BOND MUTUAL FUNDS — 5.53% (Cost $1,621)		$1,674
EQUITY MUTUAL FUNDS
7	American Century Real Estate Fund Class R6	186
35	DFA International Real Estate Securities Portfolio Institutional Class	120
157	Empower Emerging Markets Equity Fund Institutional Class(a)	1,486
191	Empower International Growth Fund Institutional Class(a)	1,770
340	Empower International Index Fund Institutional Class(a)	3,798
224	Empower International Value Fund Institutional Class(a)	2,017
162	Empower Large Cap Growth Fund Institutional Class(a)	1,793
293	Empower Large Cap Value Fund Institutional Class(a)	1,966
186	Empower Mid Cap Value Fund Institutional Class(a)	1,508
99	Empower Real Estate Index Fund Institutional Class(a)	828
Shares		Fair Value
Equity Mutual Funds — (continued)
780	Empower S&P 500® Index Fund Institutional Class(a)	$ 6,909
76	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	587
99	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	581
43	Empower Small Cap Growth Fund Institutional Class(a)	419
180	Empower Small Cap Value Fund Institutional Class(a)	1,138
280	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,377
137	Fidelity® Emerging Markets Index Fund Institutional Class	1,488
23	Janus Henderson Triton Fund Class N	584

TOTAL EQUITY MUTUAL FUNDS — 94.26% (Cost $28,465)		$28,555
Account Balance
FIXED INTEREST CONTRACT
77(b)	Empower of America Contract(a) 1.90%(c)	77

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $77)		$77
TOTAL INVESTMENTS — 100.04% (Cost $30,163)		$30,306
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(11)
TOTAL NET ASSETS — 100.00%		$30,295

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act"), the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

March 31, 2025

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2025, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 47.25%
Empower Bond Index Fund Institutional Class	5,231,421	$47,212,156	$819,967	$6,903,737	$(1,274,811)	$2,501,664	$-	$-	$43,630,050
Empower Core Bond Fund Institutional Class	2,897,384	23,176,307	1,952,840	1,535,878	(261,816)	889,622	-	-	24,482,891
Empower Global Bond Fund Institutional Class	2,778,203	25,135,848	415,562	5,755,022	(940,560)	1,567,990	-	-	21,364,378
Empower High Yield Bond Fund Institutional Class	1,294,055	13,248,131	392,554	605,520	97,059	(81,671)	-	-	12,953,494
Empower Inflation-Protected Securities Fund Institutional Class	6,668,156	61,999,661	1,228,479	5,168,197	(489,320)	2,753,639	-	-	60,813,582
Empower Multi-Sector Bond Fund Institutional Class	2,768,750	18,783,010	4,815,709	1,280,771	(165,465)	524,237	-	-	22,842,185
Empower Short Duration Bond Fund Institutional Class	2,718,773	26,624,264	830,016	1,739,910	(52,362)	494,597	-	-	26,208,967
					(3,087,275)	8,650,078	0	0	212,295,547
EQUITY MUTUAL FUNDS 36.85%
Empower Emerging Markets Equity Fund Institutional Class	533,654	6,583,574	104,689	2,112,081	(285,082)	477,525	-	-	5,053,707
Empower International Growth Fund Institutional Class	868,526	8,930,431	157,895	1,414,290	(247,646)	394,571	-	-	8,068,607
Empower International Index Fund Institutional Class	1,554,891	19,147,407	336,586	3,459,432	209,566	1,328,020	-	-	17,352,581
Empower International Value Fund Institutional Class	1,022,337	10,210,841	178,374	2,274,065	(10,747)	1,075,656	-	-	9,190,806
Empower Large Cap Growth Fund Institutional Class	1,239,297	17,227,389	276,871	2,624,520	224,832	(1,148,324)	-	-	13,731,416
Empower Large Cap Value Fund Institutional Class	2,243,022	18,904,970	299,741	5,841,623	(1,072,143)	1,710,023	-	-	15,073,111
Empower Mid Cap Value Fund Institutional Class	1,498,342	8,119,580	4,931,505	568,890	(24,463)	(330,640)	-	-	12,151,555
Empower Real Estate Index Fund Institutional Class	1,140,346	4,040,781	5,753,830	463,646	(101,713)	179,522	-	-	9,510,487
Empower S&P 500® Index Fund Institutional Class	5,844,967	36,134,608	20,166,836	2,648,098	(279,083)	(1,866,941)	-	-	51,786,405
Empower S&P Mid Cap 400® Index Fund Institutional Class	632,494	15,479,930	158,345	10,863,849	(454,638)	108,426	-	-	4,882,852
Empower S&P Small Cap 600® Index Fund Institutional Class	362,485	6,712,546	69,057	4,697,681	(343,074)	36,612	-	-	2,120,534
Empower Small Cap Growth Fund Institutional Class	153,630	643,591	1,055,222	74,864	(15,980)	(139,885)	-	-	1,484,064
Empower Small Cap Value Fund Institutional Class	643,161	3,625,951	924,709	262,107	(54,514)	(223,777)	-	-	4,064,776

March 31, 2025

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,257,254	$7,396,485	$4,944,726	$814,879	$(320,424)	$(420,643)	$-	$-	$11,105,689
					(2,775,109)	1,180,145	0	0	165,576,590
FIXED INTEREST CONTRACT 13.59%
Empower of America Contract	61,057,523	61,921,336	2,390,181	3,540,086	-	-	286,092	-	61,057,523
					0	0	286,092	0	61,057,523
				Total	$(5,862,384)	$9,830,223	$286,092	$0	$438,929,660
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 45.29%
Empower Bond Index Fund Institutional Class	5,274,232	$46,453,323	$2,393,687	$7,379,007	$(1,277,048)	$2,519,089	$-	$-	$43,987,092
Empower Core Bond Fund Institutional Class	2,921,520	22,833,492	2,562,785	1,668,248	(323,204)	958,816	-	-	24,686,845
Empower Global Bond Fund Institutional Class	2,646,663	23,109,052	1,149,702	5,338,135	(836,989)	1,432,222	-	-	20,352,841
Empower High Yield Bond Fund Institutional Class	1,321,125	13,062,179	895,238	770,161	(25,479)	37,202	-	-	13,224,458
Empower Inflation-Protected Securities Fund Institutional Class	5,064,228	45,390,820	2,664,486	4,203,938	(629,799)	2,334,396	-	-	46,185,764
Empower Multi-Sector Bond Fund Institutional Class	2,772,834	18,470,444	5,221,645	1,431,599	(255,283)	615,394	-	-	22,875,884
Empower Short Duration Bond Fund Institutional Class	2,156,809	20,161,118	1,506,335	1,293,443	(72,031)	417,628	-	-	20,791,638
					(3,419,833)	8,314,747	0	0	192,104,522
EQUITY MUTUAL FUNDS 40.67%
Empower Emerging Markets Equity Fund Institutional Class	600,173	7,161,052	352,638	2,015,095	28,779	185,043	-	-	5,683,638
Empower International Growth Fund Institutional Class	948,398	9,438,538	493,803	1,325,668	(55,906)	203,941	-	-	8,810,614
Empower International Index Fund Institutional Class	1,690,989	20,200,606	1,049,856	4,186,713	(157,537)	1,807,685	-	-	18,871,434
Empower International Value Fund Institutional Class	1,113,091	10,755,448	556,053	2,619,711	(170,697)	1,314,895	-	-	10,006,685
Empower Large Cap Growth Fund Institutional Class	1,270,266	17,078,854	843,795	2,301,596	593,795	(1,546,504)	-	-	14,074,549
Empower Large Cap Value Fund Institutional Class	2,297,865	18,761,249	914,297	5,896,127	(1,023,603)	1,662,233	-	-	15,441,652
Empower Mid Cap Value Fund Institutional Class	1,521,122	8,031,418	5,252,213	606,054	(22,276)	(341,280)	-	-	12,336,297
Empower Real Estate Index Fund Institutional Class	1,108,924	3,743,876	5,803,730	397,587	(23,095)	98,405	-	-	9,248,424

March 31, 2025

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower S&P 500® Index Fund Institutional Class	5,989,314	$35,840,675	$21,997,995	$2,777,610	$(222,785)	$(1,995,737)	$-	$-	$53,065,323
Empower S&P Mid Cap 400® Index Fund Institutional Class	646,388	15,405,492	594,160	10,607,491	36,001	(402,046)	-	-	4,990,115
Empower S&P Small Cap 600® Index Fund Institutional Class	414,110	7,411,559	287,307	4,959,001	(33,229)	(317,321)	-	-	2,422,544
Empower Small Cap Growth Fund Institutional Class	175,141	715,788	1,225,767	75,862	(4,100)	(173,828)	-	-	1,691,865
Empower Small Cap Value Fund Institutional Class	733,645	3,959,709	1,240,496	270,926	(24,473)	(292,643)	-	-	4,636,636
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,286,180	7,321,549	5,220,031	808,060	(269,780)	(485,515)	-	-	11,248,005
					(1,348,906)	(282,672)	0	0	172,527,781
FIXED INTEREST CONTRACT 11.42%
Empower of America Contract	48,446,607	47,035,647	3,888,203	2,700,414	-	-	223,171	-	48,446,607
					0	0	223,171	0	48,446,607
				Total	$(4,768,739)	$8,032,075	$223,171	$0	$413,078,910
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 41.09%
Empower Bond Index Fund Institutional Class	17,670,839	$152,919,271	$8,008,313	$22,476,865	$(4,817,034)	$8,924,078	$-	$-	$147,374,797
Empower Core Bond Fund Institutional Class	9,811,543	75,323,233	9,291,497	4,691,003	(879,098)	2,983,814	-	-	82,907,541
Empower Global Bond Fund Institutional Class	8,223,874	72,394,434	3,630,693	17,148,022	(2,511,940)	4,364,487	-	-	63,241,592
Empower High Yield Bond Fund Institutional Class	4,317,113	43,126,618	2,331,832	2,092,016	195,509	(152,135)	-	-	43,214,299
Empower Inflation-Protected Securities Fund Institutional Class	11,275,853	111,186,783	5,695,886	20,940,900	(2,902,885)	6,894,010	-	-	102,835,779
Empower Multi-Sector Bond Fund Institutional Class	9,162,396	60,917,167	16,750,329	3,827,070	(563,157)	1,749,338	-	-	75,589,764
Empower Short Duration Bond Fund Institutional Class	5,536,500	51,610,625	3,811,850	3,129,590	(196,235)	1,078,975	-	-	53,371,860
					(11,674,840)	25,842,567	0	0	568,535,632
EQUITY MUTUAL FUNDS 46.80%
Empower Emerging Markets Equity Fund Institutional Class	2,430,707	28,077,491	1,399,435	8,428,105	(1,128,160)	1,969,973	-	-	23,018,794
Empower International Growth Fund Institutional Class	3,702,232	35,734,111	1,918,795	4,945,426	(1,155,784)	1,686,257	-	-	34,393,737
Empower International Index Fund Institutional Class	6,610,103	76,652,652	4,082,065	10,596,521	2,631,239	3,630,557	-	-	73,768,753

March 31, 2025

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower International Value Fund Institutional Class	4,356,413	$40,894,827	$2,163,270	$7,512,043	$735,694	$3,618,100	$-	$-	$39,164,154
Empower Large Cap Growth Fund Institutional Class	4,671,177	61,028,033	3,060,421	8,281,881	571,754	(4,049,936)	-	-	51,756,637
Empower Large Cap Value Fund Institutional Class	8,460,341	67,107,111	3,319,394	18,863,268	(3,023,512)	5,290,257	-	-	56,853,494
Empower Mid Cap Value Fund Institutional Class	5,602,461	28,766,974	19,747,754	1,861,059	(117,975)	(1,217,714)	-	-	45,435,955
Empower Real Estate Index Fund Institutional Class	3,741,054	12,405,346	19,522,736	1,215,042	(234,647)	487,347	-	-	31,200,387
Empower S&P 500® Index Fund Institutional Class	22,255,369	128,137,686	84,846,896	8,543,571	(872,832)	(7,258,444)	-	-	197,182,567
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,323,341	54,971,000	2,043,301	40,056,421	(2,298,483)	978,310	-	-	17,936,190
Empower S&P Small Cap 600® Index Fund Institutional Class	1,656,639	29,189,557	1,088,819	20,687,168	(1,479,164)	100,133	-	-	9,691,341
Empower Small Cap Growth Fund Institutional Class	711,984	2,727,619	5,077,984	286,126	(64,102)	(641,710)	-	-	6,877,767
Empower Small Cap Value Fund Institutional Class	2,980,511	15,721,706	5,226,890	1,045,744	(212,232)	(1,066,022)	-	-	18,836,830
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	8,446,020	26,304,237	19,616,642	2,917,755	(1,310,120)	(1,448,705)	-	-	41,554,419
					(7,958,324)	2,078,403	0	0	647,671,025
FIXED INTEREST CONTRACT 8.98%
Empower of America Contract	124,215,203	120,021,149	9,855,686	6,230,991	-	-	569,359	-	124,215,203
					0	0	569,359	0	124,215,203
				Total	$(19,633,164)	$27,920,970	$569,359	$0	$1,340,421,860
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 35.06%
Empower Bond Index Fund Institutional Class	9,891,340	$80,559,967	$7,526,709	$9,455,349	$(1,619,384)	$3,862,445	$-	$-	$82,493,772
Empower Core Bond Fund Institutional Class	5,487,882	39,568,980	7,209,624	1,924,683	(369,773)	1,518,680	-	-	46,372,601
Empower Global Bond Fund Institutional Class	4,267,735	36,573,653	3,170,530	9,255,286	(1,371,625)	2,329,985	-	-	32,818,882
Empower High Yield Bond Fund Institutional Class	2,338,778	22,681,398	2,133,297	1,460,360	(36,343)	56,831	-	-	23,411,166
Empower Inflation-Protected Securities Fund Institutional Class	3,868,856	42,635,822	3,604,798	14,430,239	(2,000,793)	3,473,583	-	-	35,283,964
Empower Multi-Sector Bond Fund Institutional Class	5,051,285	31,993,508	10,380,704	1,617,868	(279,104)	916,759	-	-	41,673,103

March 31, 2025

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower Short Duration Bond Fund Institutional Class	2,286,217	$21,072,119	$2,023,847	$1,500,307	$(78,396)	$443,469	$-	$-	$22,039,128
					(5,755,418)	12,601,752	0	0	284,092,616
EQUITY MUTUAL FUNDS 54.84%
Empower Emerging Markets Equity Fund Institutional Class	1,794,496	19,364,436	1,723,082	4,747,083	(69,469)	653,441	-	-	16,993,876
Empower International Growth Fund Institutional Class	2,654,182	23,943,821	2,300,428	2,308,497	(411,967)	721,602	-	-	24,657,354
Empower International Index Fund Institutional Class	4,729,772	51,218,177	4,889,047	7,850,590	(289,421)	4,527,627	-	-	52,784,261
Empower International Value Fund Institutional Class	3,120,642	27,334,534	2,592,303	5,207,306	(367,798)	3,335,044	-	-	28,054,575
Empower Large Cap Growth Fund Institutional Class	3,156,861	38,498,357	3,441,992	4,042,203	593,282	(2,920,121)	-	-	34,978,025
Empower Large Cap Value Fund Institutional Class	5,707,530	42,334,778	3,732,514	11,198,893	(2,049,870)	3,486,204	-	-	38,354,603
Empower Mid Cap Value Fund Institutional Class	3,770,264	18,111,476	14,252,829	942,124	(49,718)	(845,340)	-	-	30,576,841
Empower Real Estate Index Fund Institutional Class	2,245,473	6,994,418	12,060,466	506,992	(34,781)	179,349	-	-	18,727,241
Empower S&P 500® Index Fund Institutional Class	15,034,573	80,599,985	62,013,995	4,377,783	(447,865)	(5,029,877)	-	-	133,206,320
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,550,208	34,703,481	2,232,095	24,536,352	(455,360)	(431,617)	-	-	11,967,607
Empower S&P Small Cap 600® Index Fund Institutional Class	1,205,436	20,232,308	1,307,580	13,741,624	(252,238)	(746,463)	-	-	7,051,801
Empower Small Cap Growth Fund Institutional Class	532,699	1,901,191	3,905,643	153,860	(19,499)	(507,106)	-	-	5,145,868
Empower Small Cap Value Fund Institutional Class	2,219,007	10,842,928	4,574,215	562,052	(105,780)	(830,967)	-	-	14,024,124
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,678,139	16,567,150	14,033,581	1,339,472	(514,771)	(1,324,814)	-	-	27,936,445
					(4,475,255)	266,962	0	0	444,458,941
FIXED INTEREST CONTRACT 6.32%
Empower of America Contract	51,264,843	48,910,022	5,116,945	2,996,661	-	-	234,537	-	51,264,843
					0	0	234,537	0	51,264,843
				Total	$(10,230,673)	$12,868,714	$234,537	$0	$779,816,400
Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 26.46%
Empower Bond Index Fund Institutional Class	15,460,890	$136,106,340	$6,828,083	$22,449,670	$(4,798,574)	$8,459,071	$-	$-	$128,943,824

March 31, 2025

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower Core Bond Fund Institutional Class	8,553,498	$66,762,333	$7,041,798	$4,273,222	$(876,578)	$2,746,146	$-	$-	$72,277,055
Empower Global Bond Fund Institutional Class	6,448,111	59,801,627	2,772,111	17,166,848	(2,664,968)	4,179,080	-	-	49,585,970
Empower High Yield Bond Fund Institutional Class	3,635,151	38,417,411	1,935,157	3,770,353	249,870	(194,352)	-	-	36,387,863
Empower Inflation-Protected Securities Fund Institutional Class	3,581,030	50,711,542	2,138,498	25,232,802	(3,454,783)	5,041,756	-	-	32,658,994
Empower Multi-Sector Bond Fund Institutional Class	7,823,354	54,043,337	12,359,772	3,396,680	(484,525)	1,536,245	-	-	64,542,674
Empower Short Duration Bond Fund Institutional Class	2,772,030	27,393,057	1,391,030	2,674,878	(152,773)	613,157	-	-	26,722,366
					(12,182,331)	22,381,103	0	0	411,118,746
EQUITY MUTUAL FUNDS 64.95%
Empower Emerging Markets Equity Fund Institutional Class	4,364,498	49,222,359	2,382,750	12,570,246	(815,178)	2,296,932	-	-	41,331,795
Empower International Growth Fund Institutional Class	6,252,581	59,136,713	3,099,460	4,912,615	72,987	762,924	-	-	58,086,482
Empower International Index Fund Institutional Class	11,158,379	126,889,250	6,602,812	16,358,556	3,048,058	7,394,001	-	-	124,527,507
Empower International Value Fund Institutional Class	7,350,951	67,713,934	3,499,510	11,000,412	1,407,575	5,872,015	-	-	66,085,047
Empower Large Cap Growth Fund Institutional Class	7,048,766	90,045,691	4,376,964	11,038,929	(794)	(5,283,398)	-	-	78,100,328
Empower Large Cap Value Fund Institutional Class	12,748,157	98,922,445	4,744,288	19,165,671	2,141,172	1,166,550	-	-	85,667,612
Empower Mid Cap Value Fund Institutional Class	8,367,116	42,325,454	30,302,267	2,921,387	(187,156)	(1,849,027)	-	-	67,857,307
Empower Real Estate Index Fund Institutional Class	4,430,732	14,340,025	23,592,183	1,221,613	58,005	241,709	-	-	36,952,304
Empower S&P 500® Index Fund Institutional Class	33,699,014	189,128,751	134,050,264	11,886,763	234,379	(12,718,990)	-	-	298,573,262
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,437,047	81,052,955	2,775,368	58,991,753	(3,687,483)	1,697,434	-	-	26,534,004
Empower S&P Small Cap 600® Index Fund Institutional Class	2,896,560	51,503,402	1,773,210	38,625,458	(4,779,900)	2,293,724	-	-	16,944,878
Empower Small Cap Growth Fund Institutional Class	1,292,123	4,779,631	9,441,879	615,813	(171,731)	(1,123,788)	-	-	12,481,909
Empower Small Cap Value Fund Institutional Class	5,387,722	27,596,057	10,315,535	2,182,511	(653,584)	(1,678,677)	-	-	34,050,404
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	12,584,959	38,674,363	29,937,595	4,153,323	(1,631,426)	(2,540,635)	-	-	61,918,000
					(4,965,076)	(3,469,226)	0	0	1,009,110,839
FIXED INTEREST CONTRACT 4.00%
Empower of America Contract	62,137,701	63,524,281	3,556,818	5,239,650	-	-	296,252	-	62,137,701
					0	0	296,252	0	62,137,701
				Total	$(17,147,407)	$18,911,877	$296,252	$0	$1,482,367,286

March 31, 2025

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 17.84%
Empower Bond Index Fund Institutional Class	4,303,888	$37,666,988	$2,935,136	$6,780,866	$(1,054,268)	$2,073,167	$-	$-	$35,894,425
Empower Core Bond Fund Institutional Class	2,383,239	18,514,467	2,345,014	1,542,886	(301,045)	821,775	-	-	20,138,370
Empower Global Bond Fund Institutional Class	1,761,109	16,105,136	1,172,811	4,624,084	(476,316)	889,066	-	-	13,542,929
Empower High Yield Bond Fund Institutional Class	1,018,154	10,629,527	833,599	1,338,661	(50,167)	67,257	-	-	10,191,722
Empower Inflation-Protected Securities Fund Institutional Class	526,771	9,231,518	569,558	5,500,760	(233,342)	503,838	-	-	4,804,154
Empower Multi-Sector Bond Fund Institutional Class	2,173,578	15,011,622	3,541,813	1,106,650	(192,238)	485,236	-	-	17,932,021
Empower Short Duration Bond Fund Institutional Class	590,701	5,686,617	460,793	556,053	(6,253)	103,002	-	-	5,694,359
					(2,313,629)	4,943,341	0	0	108,197,980
EQUITY MUTUAL FUNDS 74.50%
Empower Emerging Markets Equity Fund Institutional Class	2,091,397	23,241,441	1,760,929	6,343,309	(437,088)	1,146,469	-	-	19,805,530
Empower International Growth Fund Institutional Class	2,903,842	27,102,285	2,211,903	3,569,163	(848,721)	1,231,671	-	-	26,976,696
Empower International Index Fund Institutional Class	5,181,429	58,100,361	4,704,082	9,376,354	406,303	4,396,659	-	-	57,824,748
Empower International Value Fund Institutional Class	3,413,007	30,979,835	2,492,180	6,319,939	(181,284)	3,530,854	-	-	30,682,930
Empower Large Cap Growth Fund Institutional Class	3,098,585	38,929,680	2,965,658	4,974,995	289,161	(2,588,023)	-	-	34,332,320
Empower Large Cap Value Fund Institutional Class	5,602,253	42,746,436	3,211,789	11,630,257	(1,862,754)	3,319,175	-	-	37,647,143
Empower Mid Cap Value Fund Institutional Class	3,644,803	18,281,924	13,497,136	1,765,355	(415,005)	(454,355)	-	-	29,559,350
Empower Real Estate Index Fund Institutional Class	1,778,689	5,548,046	9,750,309	707,055	(125,486)	242,963	-	-	14,834,263
Empower S&P 500® Index Fund Institutional Class	14,804,710	81,734,971	60,874,856	6,532,695	(510,320)	(4,907,405)	-	-	131,169,727
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,516,330	35,053,211	1,937,552	25,913,961	(1,492,070)	629,268	-	-	11,706,070
Empower S&P Small Cap 600® Index Fund Institutional Class	1,391,484	24,137,575	1,340,807	17,396,731	(1,223,822)	58,530	-	-	8,140,181
Empower Small Cap Growth Fund Institutional Class	616,801	2,242,257	4,564,660	310,940	(70,472)	(537,678)	-	-	5,958,299
Empower Small Cap Value Fund Institutional Class	2,557,283	12,948,076	5,118,810	1,123,250	(305,867)	(781,608)	-	-	16,162,028
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,496,023	16,746,891	13,319,285	2,331,357	(1,102,071)	(694,388)	-	-	27,040,431
					(7,879,496)	4,592,132	0	0	451,839,716

March 31, 2025

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
FIXED INTEREST CONTRACT 2.20%
Empower of America Contract	13,334,600	$13,278,513	$1,161,837	$1,168,382	$-	$-	$62,632	$-	$13,334,600
					0	0	62,632	0	13,334,600
				Total	$(10,193,125)	$9,535,473	$62,632	$0	$573,372,296
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 12.02%
Empower Bond Index Fund Institutional Class	5,592,387	$47,862,386	$2,326,784	$6,071,986	$(1,220,308)	$2,523,326	$-	$-	$46,640,510
Empower Core Bond Fund Institutional Class	3,103,602	23,485,362	3,389,177	1,671,017	(355,668)	1,021,915	-	-	26,225,437
Empower Global Bond Fund Institutional Class	2,237,975	20,027,812	702,086	4,805,179	(772,067)	1,285,309	-	-	17,210,028
Empower High Yield Bond Fund Institutional Class	1,335,879	13,478,913	627,830	709,000	39,110	(25,598)	-	-	13,372,145
Empower Inflation-Protected Securities Fund Institutional Class	240,240	6,583,238	168,484	5,011,886	(280,155)	451,151	-	-	2,190,987
Empower Multi-Sector Bond Fund Institutional Class	2,840,119	19,044,151	5,149,664	1,394,918	(258,863)	632,087	-	-	23,430,984
Empower Short Duration Bond Fund Institutional Class	545,175	5,226,403	328,356	409,915	(21,662)	110,647	-	-	5,255,491
					(2,869,613)	5,998,837	0	0	134,325,582
EQUITY MUTUAL FUNDS 80.67%
Empower Emerging Markets Equity Fund Institutional Class	4,450,738	52,008,864	1,814,167	14,225,630	(965,943)	2,551,087	-	-	42,148,488
Empower International Growth Fund Institutional Class	5,990,950	59,088,724	2,212,409	6,396,670	176,206	751,467	-	-	55,655,930
Empower International Index Fund Institutional Class	10,691,223	126,666,611	4,706,743	18,646,396	3,842,250	6,587,094	-	-	119,314,052
Empower International Value Fund Institutional Class	7,043,224	67,539,014	2,494,334	12,103,793	1,849,543	5,389,029	-	-	63,318,584
Empower Large Cap Growth Fund Institutional Class	6,062,773	80,208,038	2,807,971	11,295,937	(51,278)	(4,544,543)	-	-	67,175,529
Empower Large Cap Value Fund Institutional Class	10,964,951	88,063,492	3,042,560	19,851,242	533,891	2,429,658	-	-	73,684,468
Empower Mid Cap Value Fund Institutional Class	7,047,945	37,699,101	23,760,920	1,899,360	682,746	(2,401,823)	-	-	57,158,838
Empower Real Estate Index Fund Institutional Class	3,365,391	10,759,125	18,165,484	1,105,727	(20,958)	248,481	-	-	28,067,363
Empower S&P 500® Index Fund Institutional Class	28,841,516	168,163,826	109,710,191	12,066,457	(504,708)	(10,271,727)	-	-	255,535,833
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,013,818	72,247,494	1,841,285	51,471,127	(2,394,718)	649,019	-	-	23,266,671

March 31, 2025

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower S&P Small Cap 600® Index Fund Institutional Class	2,967,536	$53,659,878	$1,375,711	$40,884,668	$(5,779,225)	$3,209,164	$-	$-	$17,360,085
Empower Small Cap Growth Fund Institutional Class	1,297,732	5,093,645	9,269,964	678,101	(170,129)	(1,149,415)	-	-	12,536,093
Empower Small Cap Value Fund Institutional Class	5,389,309	28,729,565	9,373,664	2,509,564	(819,815)	(1,533,234)	-	-	34,060,431
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,615,504	34,501,096	23,662,168	3,808,598	(1,429,528)	(2,126,386)	-	-	52,228,280
					(5,051,666)	(212,129)	0	0	901,510,645
FIXED INTEREST CONTRACT 1.10%
Empower of America Contract	12,307,053	12,224,850	863,749	839,369	-	-	57,823	-	12,307,053
					0	0	57,823	0	12,307,053
				Total	$(7,921,279)	$5,786,708	$57,823	$0	$1,048,143,280
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 8.35%
Empower Bond Index Fund Institutional Class	1,527,139	$12,942,397	$853,854	$1,684,983	$(271,964)	$625,069	$-	$-	$12,736,337
Empower Core Bond Fund Institutional Class	847,739	6,324,797	971,814	388,782	(75,820)	255,569	-	-	7,163,398
Empower Global Bond Fund Institutional Class	619,442	5,334,190	327,515	1,180,697	(144,290)	282,502	-	-	4,763,510
Empower High Yield Bond Fund Institutional Class	377,566	3,644,471	316,362	191,579	(7,186)	10,182	-	-	3,779,436
Empower Inflation-Protected Securities Fund Institutional Class	24,512	636,989	28,438	456,240	2,328	14,362	-	-	223,549
Empower Multi-Sector Bond Fund Institutional Class	780,603	5,131,824	1,477,039	325,977	(56,488)	157,090	-	-	6,439,976
Empower Short Duration Bond Fund Institutional Class	105,707	977,694	91,993	67,770	(270)	17,094	-	-	1,019,011
					(553,690)	1,361,868	0	0	36,125,217
EQUITY MUTUAL FUNDS 84.30%
Empower Emerging Markets Equity Fund Institutional Class	1,915,222	21,521,905	1,345,248	5,614,973	(231,400)	884,977	-	-	18,137,157
Empower International Growth Fund Institutional Class	2,496,228	23,752,246	1,600,540	3,282,574	(768,705)	1,119,751	-	-	23,189,963
Empower International Index Fund Institutional Class	4,459,155	50,916,724	3,405,770	8,504,412	238,609	3,946,086	-	-	49,764,168
Empower International Value Fund Institutional Class	2,940,257	27,148,768	1,805,230	5,669,236	(235,013)	3,148,152	-	-	26,432,914
Empower Large Cap Growth Fund Institutional Class	2,398,263	30,469,305	1,916,062	3,696,976	340,381	(2,115,633)	-	-	26,572,758

March 31, 2025

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower Large Cap Value Fund Institutional Class	4,337,429	$33,457,770	$2,074,497	$8,949,498	$(1,425,938)	$2,564,755	$-	$-	$29,147,524
Empower Mid Cap Value Fund Institutional Class	2,765,731	14,316,609	9,626,528	1,122,750	(261,372)	(390,307)	-	-	22,430,080
Empower Real Estate Index Fund Institutional Class	1,337,009	4,111,407	7,309,046	424,379	(65,829)	154,585	-	-	11,150,659
Empower S&P 500® Index Fund Institutional Class	11,431,707	63,884,689	45,449,474	4,268,608	(383,449)	(3,780,634)	-	-	101,284,921
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,185,669	27,453,577	1,225,045	19,728,184	(871,527)	202,928	-	-	9,153,366
Empower S&P Small Cap 600® Index Fund Institutional Class	1,261,725	21,937,970	983,902	15,367,999	(880,419)	(172,785)	-	-	7,381,088
Empower Small Cap Growth Fund Institutional Class	547,464	2,074,909	3,935,496	233,256	(55,052)	(488,646)	-	-	5,288,503
Empower Small Cap Value Fund Institutional Class	2,281,427	11,732,628	4,271,242	852,774	(237,355)	(732,479)	-	-	14,418,617
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,169,499	13,118,564	9,550,570	1,499,301	(703,895)	(655,896)	-	-	20,513,937
					(5,540,964)	3,684,854	0	0	364,865,655
FIXED INTEREST CONTRACT 0.55%
Empower of America Contract	2,386,305	2,244,570	275,548	144,676	-	-	10,863	-	2,386,305
					0	0	10,863	0	2,386,305
				Total	$(6,094,654)	$5,046,722	$10,863	$0	$403,377,177
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 6.73%
Empower Bond Index Fund Institutional Class	1,708,916	$16,475,332	$609,983	$3,930,338	$(670,518)	$1,097,381	$-	$-	$14,252,358
Empower Core Bond Fund Institutional Class	944,144	8,088,382	476,681	991,326	(186,896)	404,281	-	-	7,978,018
Empower Global Bond Fund Institutional Class	720,072	6,853,692	240,171	2,052,174	(324,753)	495,668	-	-	5,537,357
Empower High Yield Bond Fund Institutional Class	429,299	4,674,993	178,857	567,718	(3,052)	11,154	-	-	4,297,286
Empower Multi-Sector Bond Fund Institutional Class	868,913	6,562,347	899,322	505,114	(87,221)	211,974	-	-	7,168,529
Empower Short Duration Bond Fund Institutional Class	88,622	913,515	59,928	140,694	(6,206)	21,563	-	-	854,312
					(1,278,646)	2,242,021	0	0	40,087,860
EQUITY MUTUAL FUNDS 85.67%
Empower Emerging Markets Equity Fund Institutional Class	2,835,130	32,825,803	1,209,556	9,440,640	(1,264,814)	2,253,959	-	-	26,848,678
Empower International Growth Fund Institutional Class	3,593,180	35,238,693	1,401,778	4,390,024	(590,313)	1,130,191	-	-	33,380,638

March 31, 2025

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower International Index Fund Institutional Class	6,412,349	$75,505,693	$2,982,192	$11,238,896	$1,873,005	$4,312,827	$-	$-	$71,561,816
Empower International Value Fund Institutional Class	4,224,369	40,243,816	1,580,413	7,213,127	932,928	3,365,972	-	-	37,977,074
Empower Large Cap Growth Fund Institutional Class	3,275,806	42,809,768	1,586,986	5,519,025	118,680	(2,581,800)	-	-	36,295,929
Empower Large Cap Value Fund Institutional Class	5,919,090	46,956,698	1,717,285	10,669,779	(193,499)	1,772,083	-	-	39,776,287
Empower Mid Cap Value Fund Institutional Class	3,756,573	20,145,436	12,798,382	1,583,326	(14,333)	(894,685)	-	-	30,465,807
Empower Real Estate Index Fund Institutional Class	1,884,935	5,952,771	10,322,725	842,754	(159,834)	287,612	-	-	15,720,354
Empower S&P 500® Index Fund Institutional Class	15,634,617	89,829,770	61,604,535	6,958,115	146,262	(5,953,483)	-	-	138,522,707
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,601,883	38,541,723	996,379	27,549,889	(1,294,841)	378,321	-	-	12,366,534
Empower S&P Small Cap 600® Index Fund Institutional Class	1,828,782	33,009,628	857,563	24,416,360	(2,808,919)	1,247,541	-	-	10,698,372
Empower Small Cap Growth Fund Institutional Class	802,504	3,094,235	5,822,551	495,337	(142,837)	(669,257)	-	-	7,752,192
Empower Small Cap Value Fund Institutional Class	3,339,094	17,668,975	6,078,887	1,737,995	(541,965)	(906,794)	-	-	21,103,073
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,657,068	18,371,584	12,787,815	2,643,747	(1,199,428)	(682,876)	-	-	27,832,776
					(5,139,908)	3,059,611	0	0	510,302,237
FIXED INTEREST CONTRACT 0.35%
Empower of America Contract	2,069,225	2,184,275	96,712	221,823	-	-	10,061	-	2,069,225
					0	0	10,061	0	2,069,225
				Total	$(6,418,554)	$5,301,632	$10,061	$0	$552,459,322
Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 5.90%
Empower Bond Index Fund Institutional Class	240,699	$2,310,151	$274,892	$646,599	$(8,334)	$68,987	$-	$-	$2,007,431
Empower Core Bond Fund Institutional Class	132,095	1,132,629	142,183	191,589	(2,210)	32,979	-	-	1,116,202
Empower Global Bond Fund Institutional Class	106,693	1,020,291	116,896	333,351	9,175	16,630	-	-	820,466
Empower High Yield Bond Fund Institutional Class	59,298	656,556	80,100	131,254	13,080	(11,824)	-	-	593,578
Empower Multi-Sector Bond Fund Institutional Class	121,938	921,748	153,468	85,996	897	16,772	-	-	1,005,992
Empower Short Duration Bond Fund Institutional Class	11,195	128,058	15,426	36,743	911	1,180	-	-	107,921
					13,519	124,724	0	0	5,651,590

March 31, 2025

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
EQUITY MUTUAL FUNDS 86.17%
Empower Emerging Markets Equity Fund Institutional Class	484,836	$5,193,018	$635,096	$1,171,573	$222,740	$(65,143)	$-	$-	$4,591,398
Empower International Growth Fund Institutional Class	596,956	5,428,756	710,060	529,799	133,236	(63,296)	-	-	5,545,721
Empower International Index Fund Institutional Class	1,064,983	11,623,823	1,509,450	1,815,880	396,274	567,818	-	-	11,885,211
Empower International Value Fund Institutional Class	702,438	6,200,686	800,581	1,163,361	199,264	477,015	-	-	6,314,921
Empower Large Cap Growth Fund Institutional Class	515,351	6,229,400	767,190	606,391	292,844	(680,113)	-	-	5,710,086
Empower Large Cap Value Fund Institutional Class	932,811	6,840,290	830,820	1,705,137	(74,498)	302,518	-	-	6,268,491
Empower Mid Cap Value Fund Institutional Class	588,411	2,933,470	2,284,484	269,064	34,433	(176,877)	-	-	4,772,013
Empower Real Estate Index Fund Institutional Class	310,126	903,324	1,799,986	128,125	8,023	11,269	-	-	2,586,454
Empower S&P 500® Index Fund Institutional Class	2,470,816	13,078,744	11,112,340	1,159,528	223,193	(1,140,130)	-	-	21,891,426
Empower S&P Mid Cap 400® Index Fund Institutional Class	248,937	5,614,299	506,476	3,993,405	58,198	(205,577)	-	-	1,921,793
Empower S&P Small Cap 600® Index Fund Institutional Class	303,836	5,148,871	466,938	3,593,261	(13,733)	(245,105)	-	-	1,777,443
Empower Small Cap Growth Fund Institutional Class	134,897	482,919	1,026,436	62,402	9,736	(143,847)	-	-	1,303,106
Empower Small Cap Value Fund Institutional Class	562,601	2,754,940	1,291,322	253,344	(3,008)	(237,278)	-	-	3,555,640
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	887,564	2,677,134	2,254,071	316,588	(44,036)	(247,804)	-	-	4,366,813
					1,442,666	(1,846,550)	0	0	82,490,516
FIXED INTEREST CONTRACT 0.28%
Empower of America Contract	264,166	309,843	36,235	83,281	-	-	1,369	-	264,166
					0	0	1,369	0	264,166
				Total	$1,456,185	$(1,721,826)	$1,369	$0	$88,406,272
Empower Lifetime 2065 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 5.53%
Empower Bond Index Fund Institutional Class	71	$-	$741	$171	$5	$22	$-	$-	$592
Empower Core Bond Fund Institutional Class	39	-	363	47	2	13	-	-	329
Empower Global Bond Fund Institutional Class	33	-	348	108	4	10	-	-	250
Empower High Yield Bond Fund Institutional Class	18	-	209	35	-	1	-	-	175

March 31, 2025

Empower Lifetime 2065 Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower Multi-Sector Bond Fund Institutional Class	36	$-	$299	$12	$-	$7	$-	$-	$294
Empower Short Duration Bond Fund Institutional Class	4	-	41	8	-	1	-	-	34
					11	54	0	0	1,674
EQUITY MUTUAL FUNDS 86.41%
Empower Emerging Markets Equity Fund Institutional Class	157	-	1,803	396	27	79	-	-	1,486
Empower International Growth Fund Institutional Class	191	-	1,830	96	6	36	-	-	1,770
Empower International Index Fund Institutional Class	340	-	3,891	410	45	317	-	-	3,798
Empower International Value Fund Institutional Class	224	-	2,064	254	33	207	-	-	2,017
Empower Large Cap Growth Fund Institutional Class	162	-	2,009	110	4	(106)	-	-	1,793
Empower Large Cap Value Fund Institutional Class	293	-	2,154	247	9	59	-	-	1,966
Empower Mid Cap Value Fund Institutional Class	186	-	1,548	1	-	(39)	-	-	1,508
Empower Real Estate Index Fund Institutional Class	99	-	814	-	-	14	-	-	828
Empower S&P 500® Index Fund Institutional Class	780	-	7,168	3	-	(256)	-	-	6,909
Empower S&P Mid Cap 400® Index Fund Institutional Class	76	-	1,776	1,150	(8)	(39)	-	-	587
Empower S&P Small Cap 600® Index Fund Institutional Class	99	-	1,746	1,116	(11)	(49)	-	-	581
Empower Small Cap Growth Fund Institutional Class	43	-	463	-	-	(44)	-	-	419
Empower Small Cap Value Fund Institutional Class	180	-	1,205	-	-	(67)	-	-	1,138
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	280	-	1,471	1	-	(93)	-	-	1,377
					105	19	0	0	26,177
FIXED INTEREST CONTRACT 0.25%
Empower of America Contract	77	-	99	22	-	-	-	-	77
					0	0	0	0	77
				Total	$116	$73	$0	$0	$27,928

March 31, 2025